Financial Assets and Liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade payables and other payables	$ 27,602	$ 24,972
Trade and other payables	$ 27,602	$ 24,972